Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 850,000.00
Previously Paid Amount	0.00
Total Fee Amount	130.14
Total Offset Amount	0.00
Net Fee	130.14
Narrative - Max Aggregate Offering Price	$ 850,000.00
Final Prospectus	true